Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary cash flow information
Schedule of additional information provided with respect to net cash provided by (used in) investing activities

Details for net cash provided by (used in) investing activities in € THOUS
	2017	2016	2015
Details for acquisitions
Assets acquired	(758,720)	(792,941)	(194,703)
Liabilities assumed	128,552	113,491	31,402
Noncontrolling interests subject to put provisions	68,069	43,628	6,870
Noncontrolling interests	14,293	14,448	886
Non-cash consideration	8,851	220,849	62,400

Cash paid	(538,955)	(400,525)	(93,145)
Less cash acquired	17,630	20,660	2,878

Net cash paid for acquisitions	(521,325)	(379,865)	(90,267)

Cash paid for investments	(17,999)	(129,764)	(165,931)
Cash paid for intangible assets	(26,370)	(12,171)	(29,345)

Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(565,694)	(521,800)	(285,543)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	157,025	1,324	38,753
Cash received from divestitures of available for sale financial assets	256,136	116,922	—
Cash received from repayment of loans	2,227	72,001	188,070

Proceeds from divestitures	415,388	190,247	226,823

Schedule of reconciliation of debt to net cash provided by (used in) financing activities

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS
			Non-cash changes
	January 1, 2017	Cash Flow	Acquisitions	Foreign currency translation	Amortization of debt issuance costs	New leases	Other	December 31, 2017
Short-term debt	572,010	202,687	(5,091)	(9,298)	—	—	(29)	760,279
Short-term debt from related parties	3,000	6,000	—	—	—	—	—	9,000
Long-term debt and capital lease obligations (excluding Accounts Receivable Facility)(1)	7,392,067	(491,428)	108,535	(656,556)	20,109	8,801	3,206	6,384,734
Accounts Receivable Facility	165,037	157,564	—	(29,138)	210	—	—	293,673

(1)        Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €25,590.